Schedule of actuarial assumptions used for calculating postemployment healthcare benefits (Details) - Number	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
General mortality table	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender
Actuarial assumption of expected rates of inflation	5.03%	3.32%
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
General mortality table	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%
Actuarial assumption of discount rates	10.55%	6.53%
Actuarial assumption of expected rates of inflation	5.03%	3.32%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00% real p.a.	0.5% - 3.00% real p.a.
Actuarial assumption of medical cost trend rates	4.10%	4.10%
Average medical cost	1,011.42	913.00